Renegotiated Debt	12 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Renegotiated Debt
5.	Renegotiated Debt

On July 19, 2018, Geis-Hides Consulting LLC entered into an Accord and Debt Satisfaction Agreement with the Company in which the consulting firm agreed to release the Company from all liabilities arising from the Original Contract and Debt Repayment Plan dated December 15, 2013 totaling $132,000 and received cash of $65,000 and 2,080 common shares in satisfaction. The common shares were valued at the market price on the date of settlement at $7.50 per common share. The gain of $51,400 on the settlement of debt was reflected on the Statements of Operations as “other income” for the year ended June 30, 2019.